Share Capital and Reserves - Schedule of Share Capital and Issuance Premium Increased (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
March 2023 [Member]
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance shares	[1]		$ 39,599
August 2023 [Member]
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance shares	[1]		$ 878
Sept And Oct 2024 [Member]
Schedule of Share Capital and Issuance Premium Increased [Line Items]
Share capital issuance shares	[1]	$ 40,739

[1]	net of expenses